Stock-Based Compensation Plans	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation Plans

8.	Stock-Based Compensation Plans.

The Company has two Stock Option Plans (the 2006 Stock Incentive Plan and the 2016 Equity Incentive Option Plan) under which options for shares of common stock were granted to directors, officers and key employees. The 2016 plan permits the grant of stock options, stock appreciation rights, restricted stock awards, restricted stock units, or stock awards. The options awarded under the plans have similar characteristics. All stock options are non-qualified and expire ten years from the date of grant. Stock based compensation awarded to directors, officers and employees are exercisable immediately or become exercisable in cumulative installments of 20% or 25% at the end of each year following the date of grant. When stock options are exercised the Company issues new shares after receipt of exercise proceeds and taxes due, if any, from the grantee. The number of common shares available for future issuance was 487,838 at December 31, 2019.

The Company utilizes the Black-Scholes valuation model for estimating fair value of stock compensation for options awarded to officers and employees. Each grant is evaluated based upon assumptions at the time of grant. The assumptions were no dividend yield, expected volatility between 29% and 41%, risk-free interest rate of 1.0% to 2.9% and expected life of 3.0 to 7.0 years.

The dividend yield of zero is based on the fact that the Company does not pay cash dividends and has no present intention to pay cash dividends. Expected volatility is estimated based on the Company’s historical experience over a period equivalent to the expected life in years. The risk-free interest rate is based on the U.S. Treasury constant maturity interest rate at the date of grant with a term consistent with the expected life of the options granted. The expected life calculation is based on the observed and expected time to exercise options by the employees.

As previously disclosed, Thompson S. Baker II resigned from his position as CEO and from the board of directors on March 13, 2017. In recognition of his outstanding service to the Company, the Board approved the vesting of all of Mr. Baker's outstanding FRP stock options, which expired 90 days following the termination of his employment. The vesting of Mr. Baker’s outstanding FRP options that were issued prior to the spin-off required Patriot to record modification stock compensation expense of $150,000. FRP reimbursed Patriot for this cost under the transition services agreement. The vesting of Mr. Baker’s outstanding FRP options that were issued subsequent to the spin-off required modified stock compensation expense of $41,000.

On May 21, 2018, under the 2016 Equity Incentive Plan change-in-control clause, all unvested stock options held by the Company’s named executive officers became vested and fully exercisable. Included in stock compensation expense was $402,000 for the vesting of option grants from 2016 and 2017 due to the asset disposition.

The Company recorded the following stock compensation expense in its consolidated statement of income (in thousands):

	Years Ended December 31,
	2019	2018	2017
Stock option grants	$112	607	268
Unrestricted employee stock award	50	—	—
Annual director stock award	70	1,055	445
	$232	1,662	713

A summary of changes in outstanding options is presented below (in thousands, except share and per share amounts):

		Weighted	Weighted	Weighted
	Number	Average	Average	Average
	of	Exercise	Remaining	Grant Date
Options	Shares	Price	Term (yrs)	Fair Value(000's)
Outstanding at
January 1, 2017	236,385	$25.35	6.1	$2,440
Granted	30,255	$43.45		$440
Modification	—	$30.21		$(137)
Exercised	(92,130)	$24.93		$(842)
Outstanding at
December 31, 2017	174,510	$28.70	6.0	$1,901
Granted	29,260	$45.97		$427
Exercised	(56,232)	$25.17		$(546)
Outstanding at
December 31, 2018	147,538	$33.48	6.7	$1,782
Exercised	(15,034)	$30.42		$(151)
Outstanding at
December 31, 2019	132,504	$33.82	5.8	$1,631
Exercisable at
December 31, 2019	114,189	$32.11	5.3	$1,333
Vested during
twelve months ended
December 31, 2019	9,509			$138

The following table summarizes information concerning stock options outstanding at December 31, 2019:

	Shares	Weighted	Weighted
Range of Exercise	under	Average	Average
Prices per Share	Option	Exercise Price	Remaining Life

Non-exercisable:
$37.26 - $45.97	$18,315	44.48	8.6

Exercisable:
$16.71 - $24.75	14,100	16.72	1.9
$24.76 - $37.25	33,729	21.56	2.8
$37.26 - $45.97	66,360	40.75	7.3
	$114,189	$32.11	5.3	Years
Total	$132,504	$33.82	5.8	Years

The aggregate intrinsic value of exercisable in-the-money options was $2,021,000 and the aggregate intrinsic value of outstanding in-the-money options was $2,118,000 based on the market closing price of $49.81 on December 31, 2019 less exercise prices.

The unrecognized compensation cost of options granted to FRP employees but not yet vested as of December 31, 2019 was $290,000, which is expected to be recognized over a weighted-average period of 3.6 years.

Gains of $299,000 were realized by option holders during the year ended December 31, 2019. Patriot realized the tax benefits of $175,000 of these gains because these options were exercised by Patriot employees for options granted prior to the spin-off.